Interests in Joint Ventures (Details 1) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2019 ARS ($) shares		Jun. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)		Jun. 30, 2018 USD ($)	Jun. 30, 2017 ARS ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 ARS ($)	Dec. 18, 2012 $ / shares
Disclosure of joint ventures [line items]
Value of Company's interest in equity		$ 1,606,489	[1]		$ 2,424,432	[1]		$ 1,797,241
Share capital (nominal value) | $ / shares														$ 0.1
Income for the year		(18,137,721)			14,237,383			(413,003)
Equity		$ 40,612,898			$ 59,451,568			$ 46,542,593					$ 48,665,517
Quality Invest S.A. [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests		50.00%		50.00%	50.00%		50.00%	50.00%	50.00%
Value of Company's interest in equity		$ 1,307,816			$ 1,665,325
Company's interest in comprehensive income		$ (408,541)			$ 613,502			$ 105,674
Place of business / Country of incorporation		Argentina		Argentina
Main activity		Real estate		Real estate
Common shares | shares		163,039,244								163,039,244
Share capital (nominal value) | $ / shares										$ 326,078
Income for the year		$ (816,685)
Equity		$ 2,572,148
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests	[2]	50.00%		50.00%	50.00%		50.00%	50.00%	50.00%
Value of Company's interest in equity	[2]	$ 217,328			$ 331,238							$ 245,646
Company's interest in comprehensive income	[2]	$ (103,448)			$ 66,136			$ 245,646
Place of business / Country of incorporation		Argentina		Argentina
Main activity		Real estate		Real estate
Common shares | shares		138,750								138,750
Share capital (nominal value) | $ / shares										$ 27,750
Income for the year		$ (118,686)
Equity		$ 419,946
La Rural SA [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests	[3]	50.00%		50.00%	50.00%		50.00%	50.00%	50.00%
Company's interest in comprehensive income	[3]	$ 100,728			$ (30,410)			$ (77,384)
Place of business / Country of incorporation		Argentina		Argentina
Main activity		Event organization and others		Event organization and others
Common shares | shares		714,498								714,498
Share capital (nominal value) | $ / shares										$ 1,430
Income for the year		$ 227,445
Equity		$ 71,816
Tarshop S.A [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests	[3]				20.00%		20.00%	20.00%	20.00%
Value of Company's interest in equity	[3]				$ 150,886
Company's interest in comprehensive income	[3]	1,866			(16,105)			$ (17,340)
Other associates [Member]
Disclosure of joint ventures [line items]
Value of Company's interest in equity	[4]	10,541			4,330
Company's interest in comprehensive income	[4]	$ 5,014			$ (12,243)			$ 9,151
Total interests in associates and joint ventures [Member]
Disclosure of joint ventures [line items]
Value of Company's interest in equity	[1]									$ 1,606,489	$ 2,424,432
Company's interest in comprehensive income	[1]			$ (404,381)			$ 620,880		$ 265,747

[1]	Includes Ps. 227 and Ps. 567. as of June 30, 2019 and 2018, respectively, in relation to the equity interest in Avenida Compras disclosed in Note 19.
[2]	Nominal value per share Ps. 100.
[3]	Correspond to profit for the fiscal year ended at June 30, 2019 and 2018.
[4]	Represents other individually non-significant associates.